Revenue - Schedule of Accounts Receivable (Details) - USD ($) $ in Millions	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024
Revenue from Contract with Customer [Abstract]
Accounts receivable	$ 1,138		$ 1,127
Allowance for current expected credit losses	(19)	$ (19)	(20)	$ (19)	$ (19)	$ (3)
Total accounts receivable, net	$ 1,119		$ 1,107